Revenues (Narrative) (Details) - customer	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018
Disaggregation of Revenue [Line Items]
Number of REPS		90
REP Subsidiary One [Member] | Sales Revenue, Net [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	27.00%	24.00%
REP Subsidiary Two [Member] | Sales Revenue, Net [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	22.00%	19.00%